Property and equipment (Tables)	12 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment consisted of the following:

	Estimated Useful Life	June 30, 2017	June 30, 2016
Land	n/a	$1,000,000	$—
Research and development equipment	3 – 10 years	1,851,427	226,372
Computer equipment	5 years	16,783	16,783
Furniture and fixtures	5 – 10 years	3,725	3,725
STC-MEMS equipment	3 – 5 years	2,124,650	—
Building	11 years	3,000,000	—
Leasehold improvements	*	3,240	3,240
		7,999,825	250,120
Less: Accumulated depreciation		(146,011)	(43,135)
Total		$7,853,814	$206,985

(*) Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.